Note 13 - Capital Stock - Capital Stock Issued and Outstanding (Details) $ in Thousands	Dec. 31, 2024 USD ($) shares
Capital stock issued and outstanding, shares (in shares) | shares	45,268,672
Capital stock issued and outstanding, amount | $	$ 929,908